Intangible Assets - Summary of Cumulative Impact of Changes in Assumptions Used in Calculating the Fair Value (Detail) £ in Millions	12 Months Ended
Dec. 31, 2020 GBP (£)
North American Courseware [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Headroom at 31 December 2020	£ 424
Discount rate	9.50%
Discount rate for zero headroom	10.70%
Perpetuity growth rate	2.00%
Perpetuity growth rate for zero headroom	1.00%
Contribution reduction p.a. for zero headroom	£ 32
OPM [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Headroom at 31 December 2020	£ 176
Discount rate	9.50%
Discount rate for zero headroom	11.40%
Perpetuity growth rate	2.00%
Perpetuity growth rate for zero headroom	0.30%
Contribution reduction p.a. for zero headroom	£ 13
Brazil [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Headroom at 31 December 2020	£ 42
Discount rate	13.60%
Discount rate for zero headroom	16.20%
Perpetuity growth rate	3.50%
Perpetuity growth rate for zero headroom	1.50%
Contribution reduction p.a. for zero headroom	£ 5
Other International [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Headroom at 31 December 2020	£ 368
Discount rate	9.30%
Discount rate for zero headroom	10.50%
Perpetuity growth rate	2.20%
Perpetuity growth rate for zero headroom	1.30%
Contribution reduction p.a. for zero headroom	£ 27